Non-controlling interests (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Total	R$ 335,447	R$ 403,350
Rojo Entretenimento S.A.	11,226	8,165
Banco Hyundai Capital	324,819	268,859
Return Capital Gestão de Ativos e Participações S.A.		(9,379)
Toro Corretora de Títulos e valores Mobiliários Ltda.		112,023
Toro Investimentos S.A.		21,640
Solution 4fleet Consultoria Empresarial S.A.		25
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)		2,017
Fit Economia de Energia S.A.	(4,382)
América Gestão Serviços em Energia S.A.	R$ 3,784